Parent Only Condensed Financial Information	12 Months Ended
Dec. 31, 2011
Parent Only Condensed Financial Information [Abstract]
PARENT ONLY CONDENSED FINANCIAL INFORMATION

NOTE 17 - PARENT ONLY CONDENSED FINANCIAL INFORMATION

The condensed financial information that follows presents the financial condition of Fentura Financial, Inc. (parent company only), along with the results of its operations and its cash flows.

CONDENSED BALANCE SHEETS

Years ended December 31,

(000s omitted)

	2011	2010
ASSETS
Cash and cash equivalents	$356	$863
Securities available for sale, at fair value	1,073	1,148
Other assets	0	188
Investment in subsidiaries	28,696	29,317

Total assets	$30,125	$31,516

LIABILITIES AND SHAREHOLDERS’ EQUITY
Other liabilities	$1,465	$1,461
Subordinated debt	14,000	14,000

Total liabilities	15,465	15,461

Shareholders’ equity	14,660	16,055

Total liabilities and shareholders’ equity	$30,125	$31,516

CONDENSED STATEMENTS OF OPERATIONS

Years ended December 31,

(000s omitted)

	2011	2010
Other income	$860	$704
Interest expense	(437)	(450)
Other professional services	(407)	0
Operating expenses	(229)	(727)
Equity in undistributed net loss of subsidiaries	(1,186)	(3,780)

Net loss before income taxes	(1,399)	(4,253)
Federal income tax expense	113	1,132

Net loss	$(1,512)	$(5,385)

CONDENSED STATEMENTS OF CASH FLOWS

Years ended December 31,

(000s omitted)

	2011	2010
Cash flows from operating activities
Net loss	$(1,512)	$(5,385)
Change in other assets	188	937
Change in other liabilities	4	45
Equity in undistributed net loss of subsidiaries	1,186	3,780
Loss on security impairment	0	203

Net cash used in operating activities	(134)	(420)

Cash flows provided by investing activities
Proceeds from sale of subsidiary	711	2,741
Other investing activities	(1,239)	(1,900)

Net cash provided by (used in) investing activities	(528)	841

Cash flows used in financing activities
Proceeds from stock issuance	155	123

Net cash provided by financing activities	155	123

Change in cash and cash equivalents	(507)	544

Cash and cash equivalents at beginning of year	863	319

Cash and cash equivalents at end of year	$356	$863